QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 2/28

Date of reporting period: 11/30/2013

ITEM 1. SCHEDULE OF INVESTMENTS

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2013
(unaudited)

Number of		% of Total	Fair
Shares	Security Description	Investments	Value

	COMMON STOCKS	96.81%

	COMPUTERS/SOFTWARE	6.88%
92,510	Activision Blizzard, Inc.		$1,592,097
31,223	Akamai Technologies, Inc.		1,396,293
24,540	SanDisk Corp.		1,672,401

			4,660,791

	DIVERSIFIED FINANCIAL SERVICES	20.30%
29,557	CIT Group Inc.		1,492,037
57,927	Invesco Limited		2,018,756
39,552	JPMorgan Chase & Co.		2,263,166
162,649	KeyCorp		2,073,775
202,295	Regions Financial Corp.		1,968,330
25,300	State Street Corp.		1,837,033
57,590	Suntrust Banks, Inc.		2,086,486

			13,739,583

	HEALTHCARE	8.06%
27,062	Baxter International Inc.		1,852,394
22,183	Covance Inc.*		1,871,802
23,302	Stryker Corp.		1,734,135

			5,458,331

	INSURANCE	8.57%
15,542	ACE Limited		1,597,407
29,523	Allstate Corp.		1,602,213
50,656	Lincoln National Corp.		2,600,172

			5,799,792

	INTEGRATED UTILITIES	6.63%
22,517	DTE Energy Co.		1,502,785
44,740	Public Service Enterprise Group Inc.		1,462,551
39,449	Southerwestern Energy Co.		1,525,098

			4,490,434

	MEDIA	4.25%
21,561	The DIRECTV Group, Inc. Class A		1,425,398
22,098	Time Warner Inc.		1,452,059

			2,877,457

	MISCELLANEOUS MANUFACTURING	14.33%
13,693	3M Company		1,828,153
33,069	Analog Devices, Inc.		1,594,587
13,582	Becton, Dickinson and Co.		1,474,869
17,737	Dover Corp.		1,609,455
21,691	Ingredion Inc.		1,500,150
31,747	Kapstone Paper and Packing Corp.		1,691,480

			9,698,694

	OIL & GAS SERVICES	5.73%
36,988	Baker Hughes Inc.		2,106,836
23,028	Helmerich & Payne, Inc.		1,773,156

			3,879,992

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2013
(unaudited)

Number of		% of Total	Fair
Shares	Security Description	Investments	Value

	PROFESSIONAL SERVICE	2.52%
21,381	Manpower, Inc.		$1,708,983

	REAL ESTATE INVESTMENT TRUST	2.83%
30,232	Alexandria Real Estate Equities, Inc.		1,912,476

	RETAIL	6.97%
91,861	Chico’s FAS, Inc.		1,716,882
34,772	Iconix Brand Group, Inc.		1,379,753
38,777	The Kroger Co.		1,623,115

			4,719,750

	TELECOMMUNICATIONS	2.34%
45,059	AT&T Inc.		1,586,527

	TRANSPORTATION	7.39%
57,235	CSX Corp.		1,560,799
28,105	Thor Industries, Inc.		1,519,637
33,697	Tidewater Inc.		1,922,077

			5,002,513

	TOTAL COMMON STOCKS	96.81%	65,535,323

	INVESTMENT COMPANIES	3.19%
	Wells Fargo Advantage Treasury Plus
2,160,549	Money Market Fund 0.1%*		2,160,549

	TOTAL INVESTMENTS:	100.00%	$67,695,872

*Effective 7 day yield as of November 30, 2013

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2013:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$65,535,323	–	–	$65,535,323
Investment Companies	2,160,549	–	–	2,160,549

	$67,695,872	–	–	$67,695,872

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended November 30, 2013.

At November 30, 2013 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $48,634,472 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$19,071,495
Gross unrealized depreciation	(10,095)

Net unrealized appreciation	$19,061,400

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2013
(unaudited)

Number of		% of Total	Fair
Shares	Security Description	Investments	Value

	COMMON STOCKS	93.63%

	BANKS	14.91%
4,105	Associated Banc-Corp.		$70,772
2,718	Colony Financial Inc.		54,958
689	First Midwest Bancorp, Inc.		12,650
1,615	Hancock Holding Co.		56,848
5,514	National Penn Bancshares, Inc.		62,253
4,567	Old National Bancorp		71,017
3,464	Provident Financial Services		67,721
2,488	Sandy Spring Bancorp, Inc.		72,600
1,744	Webster Financial Corp.		51,413
1,847	WesBanco, Inc.		58,180

			578,412

	COMMERCIAL SERVICES	1.25%
819	Steiner Leisure Ltd.		48,452

	COMPUTERS/SOFTWARE/DATA	7.20%
2,990	Acxiom Corp.		99,507
2,099	AVGH Technologies NV		36,271
1,911	PTC Inc.		62,184
3,668	Sykes Enterprise, Inc.		81,210

			279,172

	DIVERSIFIED REAL ESTATE INVESTMENTS	7.75%
2,990	BioMed Realty Trust, Inc.		55,554
5,939	Cousins Properties, Inc.		63,607
5,772	Glimcher Realty Trust		56,046
10,569	Hersha Hospitality Trust		60,560
177	Mid-America Apartment Communities, Inc.		10,662
1,334	Sun Communities, Inc.		54,427

			300,856

	FINANCE	1.24%
1,269	Piper Jaffray Companies, Inc.		48,247

	HEALTHCARE	5.20%
1,796	Hanger, Inc.		69,757
1,975	ICON PLC ADR		75,327
860	ICU Medical, Inc.		56,489

			201,573

	INSURANCE	7.82%
4,349	American Equity Investment Life Holding Co.		103,115
1,759	First American Financial Corp.		46,543
6,015	Maiden Holdings Ltd.		76,150
5,439	Radian Group Inc.		77,560

			303,368

	INVESTMENT SERVICES	2.45%
1,128	GAMCO Investors, Inc. Class A		94,978

	MEDIA	2.55%
8,080	Gray Television, Inc.		98,980

	MISCELLANEOUS MANUFACTURING	16.74%
692	Cytec Industries Inc.		61,920
3,938	Electro Scientific Industries, Inc.		40,522
1,988	EMCOR Group, Inc.		78,983
1,347	L. B. Foster Co. Class A		63,134
610	Greif Inc.		33,520
1,950	Herman Miller, Inc.		62,225
462	Hyster-Yale Materials Handling, Inc.		38,512
732	Kaiser Aluminum Corp.		49,278
3,079	Kulicke & Soffa Industries, Inc.		38,857
948	Mueller Industries, Inc.		57,904
1,989	NetScout Systems, Inc.		60,525
435	Powell Industries, Inc.		29,837
1,000	A. Schulman, Inc.		34,200

			649,417

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2013
(unaudited)

Number of		% of Total	Fair
Shares	Security Description	Investments	Value

	OIL & GAS SERVICES	5.43%
6,760	Pioneer Energy Services Corp.		$48,807
6,181	Precision Drilling Corp.		57,792
2,526	Rex Energy Corp.		48,449
1,600	Vectren Corp.		55,488

			210,536

	RETAIL	6.50%
1,810	The Cato Corp. Class A		61,612
5,771	Chico’s FAS, Inc.		107,860
321	Papa John’s International, Inc.		27,245
1,085	Weis Markets, Inc.		55,368

			252,085

	STEEL	1.31%
691	Reliance Steel & Aluminum Co.		50,809

	TECHNOLOGY	2.34%
1,027	Anixter International Inc.		90,787
	TRANSPORTATION	5.89%
1,512	Old Dominion Freight Line, Inc.		77,913
1,438	Spirit Airlines Inc.		65,961
1,564	Thor Industries, Inc.		84,565

			228,439

	UTILITIES	5.07%
1,093	Cleco Corp.		49,961
963	PDC Energy, Inc.		56,730
757	Pinnacle West Capital Corp.		40,393
1,667	Portland General Electric Co.		49,693

			196,777

	TOTAL COMMON STOCKS	93.63%	3,632,888

	SHORT TERM INVESTMENTS	6.37%
	Wells Fargo Advantage Treasury Plus
247,046	Money Market Fund 0.1%**		247,046

	TOTAL INVESTMENTS:	100.00%	$3,879,934

*Effective 7 day yield as of November 30, 2013

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2013:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$3,632,888	–	–	$3,632,888
Investment Companies	247,046	–	–	247,046

	$3,879,934	–	–	$3,879,934

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended November 30, 2013.

At November 30, 2013 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $3,654,688 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$235,744
Gross unrealized depreciation	(10,498)

Net unrealized appreciation	$225,246

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.   Description of Exhibit

99.1   Certification of Principal Executive Officer

99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III Principal Executive Officer
Date: January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: January 27, 2014

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: January 27, 2014